3. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment Tables
Schedule of property and equipment

Property and equipment consist of the following at December 31:	2011	2012
Lab and office equipment	$465,778	$523,300
Computer software	141,277	141,277
Leasehold improvements	940,103	940,103
	1,547,158	1,604,680
Less: accumulated depreciation and amortization	(686,226)	(825,383)
	$860,932	$779,297